SUBSEQUENT EVENTS	12 Months Ended
Jan. 03, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23.    SUBSEQUENT EVENTS

On January 11, 2021, the Company announced that it entered into a definitive agreement with Snak-King Corp. to acquire certain assets of the C.J. Vitner business, a leading brand of salty snacks in the Chicago, IL area. The Company closed this transaction on February 8, 2021 and the purchase price of approximately $25 million was funded from current cash-on-hand.

On December 14, 2020, the Company announced the redemption of all of its outstanding Public Warrants and Forward Purchase Warrants to purchase shares of its Class A Common Stock that were issued under the Warrant Agreement on the redemption date of January 14, 2021 (the “Redemption Date”). Prior to the Redemption Date, an aggregate of 15,802,379 Public Warrants and Forward Purchase Warrants were exercised, resulting in gross proceeds to the Company of $181.7 million, including 4,976,717 Public Warrants and Forward Purchase Warrants which were exercised during fiscal year 2021, resulting in gross proceeds of $57.2 million. 30,928 Public Warrants remained unexercised on the Redemption Date and were redeemed for $0.01 per warrant.

On January  20, 2021, the Company entered into Amendment No. 2 to the Credit Agreement, dated November  21, 2017 with Bank of America, N.A. Pursuant to the terms of Amendment No. 2, the Company refinanced, in full, outstanding term loans under the Credit Agreement pursuant to refinancing term loans having a principal amount of $410 million and borrowed an additional $310 million in incremental term loans. The Company will use the proceeds from the 2021 New Term Loans to prepay term loans in full, repay a portion of its borrowings under that certain Bridge Credit Agreement, dated December 14, 2020. For the New Term Loans, the interest rate applicable is the Eurocurrency loan rate, which varies from 3.50% to 3.00% and the federal funds rate, which varies from 2.50% to 2.00%, and extend the maturity date of the term  loans  under the Amended Credit Agreement by approximately three years,  to January  20, 2028.